UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2007

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California 94105
(Counsel for the registrant)

ITEM 1 – Reports to Stockholders
[logo - American Funds®]

The right choice for the long term®

The New Economy Fund

[close-up photo of folded button-down shirts stacked one on top of the other]

Semi-annual report for the six months ended May 31, 2007

The New Economy Fund® seeks to help you participate in the many investment opportunities created as society continues to shift from producing industrial goods to providing a wide array of information and services. The fund has the flexibility to invest all over the world in industries ranging from broadcasting and publishing to banking and insurance, cellular telephones to merchandising, and health care to computer software and the Internet.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2007 (the most recent calendar quarter):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	+16.75%	+12.65%	+8.45%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.82%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 22 to 25 for details.

Results for other share classes can be found on page 5.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus. Global diversification can help reduce these risks. Investing in small-capitalization stocks can involve additional risks, as more fully described in the fund’s prospectus.

[photo of two people looking at various fabric swatches]

Fellow shareholders:

Global stock markets strengthened in the six-month period ended May 31, 2007, supported by economic growth and continued merger-and-acquisitions activity. Although growth in the United States slowed in the period, U.S. markets were buoyed by positive reports of company earnings and investor optimism.

The New Economy Fund gained 10.8% during the period, which was solid in both absolute and relative terms. It was ahead of the 10.3% return of the Lipper Multi-Cap Growth Funds Index, which measures 30 growth funds representing a variety of market capitalizations, as well as the 10.3% return of the Global Service and Information Index, which tracks companies in those sectors around the world. The latter index is unmanaged and its results do not reflect expenses.

[Begin Sidebar]
Class A share results at a glance
(for periods ended May 31, 2007, with all distributions reinvested)
	Total returns		Average annual total returns

	6 months	1 year	5 years	10 years	Lifetime (since 12/1/83)

The New Economy Fund	+10.8%	+24.4%	+11.7%	+9.5%	+12.7%

Lipper Multi-Cap Growth
Funds Index	+10.3	+20.0	+9.5	+6.6	+10.9

Global Service and
Information Index*†	+10.3	+22.6	+11.1	+7.8	N/A

Standard & Poor’s 500
Composite Index*	+10.3	+22.8	+9.4	+7.8	+12.7

*Unmanaged.
† The index is compiled by Capital Research and Management Company, the investment adviser to the fund.
[End Sidebar]

Long-term results, of course, are often the most important for investors. As the table below shows, The New Economy Fund has a good record of growth over its lifetime. For the 10-year period ended May 31, 2007, the fund recorded an average annual total return of 9.5%, surpassing the Lipper Multi-Cap Growth Funds Index average annual return of 6.6% and the Global Service and Information Index average annual return of 7.8% for the same period. The fund’s 10-year result was also higher than the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market, which recorded an average annual total gain of 7.8% over the same 10 years.

[Begin Sidebar]
Where the fund’s assets were invested (percent of net assets)

	As of 5/31/2007	As of 11/30/2006

United States	54.2%	56.0%
Europe
Euro zone*	12.7	14.4
United Kingdom	3.1	3.5
Switzerland	.9	1.1
Denmark	.6	.5
Sweden	.5	—
Russian Federation	.5	.4
Other Europe	.6	.6
	18.9	20.5

Asia & Pacific Basin
India	3.0	3.5
South Korea	2.8	3.6
Taiwan	2.2	2.2
Hong Kong	1.8	1.6
Japan	1.7	3.2
Singapore	.8	.4
Malaysia	.8	.6
Australia	.8	.2
Thailand	.6	.5
Philippines	.5	.4
Other Asia & Pacific Basin	.7	.5
	15.7	16.7

Other
Mexico	1.3	1.2
Brazil	.8	.7
South Africa	.6	—
	2.7	1.9

Short-term securities & other assets less liabilities	8.5	4.9

Total	100.0%	100.0%

*Countries using the euro as a common currency; those represented are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal and Spain.
[End Sidebar]

Equity markets around the world, particularly in Europe, advanced during the period. Many of the sectors in which The New Economy Fund invests — the world of services and information — were quite strong. That universe includes sectors such as telecommunications, computer systems and software, Internet-based commerce, media, health care, advertising, leisure, tourism, financial services, retail, distribution and transportation.

What helped the fund

The New Economy Fund had about 37.3% of its assets invested in companies outside the United States at the end of the period, up from 27.4% in May 2005, a result of finding compelling opportunities around the world. The increased global focus helped the fund, as the returns for global markets were stronger in the period than those of the U.S. markets.

Telecommunications services make up the third-largest sector in the portfolio at 7.8% of net assets, and many of those companies around the world did well. DiGi.Com, a Malaysian-based cellular phone provider, rose 64.0%; Bharti Airtel, located in India, was up 48.8%; and Millicom, which is based in Sweden and focused on markets in Central America, South America, Africa and Asia, gained 48.6%. U.S.-based Sprint Nextel, our 13th-largest holding, was up 17.1%.

We recently shifted more of the fund’s assets into health care equipment and services, which we believe will likely benefit from changes in U.S. population demographics in the years to come. The industry now makes up 7.2% of the fund, up from 4.4% a year ago and 2.7% in May 2005. This reallocation helped the fund, as several of our holdings in that sector rose, including medical device makers Zimmer Holdings (+20.7%), Smith & Nephew (+29.6%) and Kyphon (+40.6%).

Global banks, the fund’s largest industry concentration, mildly aided returns in the six months, after providing strong gains in the previous fiscal year. We reduced our concentration in banks to 10.7% of net assets as of May 31, 2007, from 13.9% on November 30, 2006, to focus on other sectors that we believed were more attractive. However, many of our holdings continued to do well. French bank Société Générale, one of our larger holdings, rose 16.3%; and Austria-based Erste Bank rose 7.7%; while two Korean commercial banks, Pusan Bank (+22.8%) and Kookmin Bank (+16.3%), also fared well.

What hurt the fund

The technology hardware and equipment sector, which makes up a relatively large portion of the portfolio at 5.8%, saw some weakness during the six months. One of the fund’s largest holdings, communications giant Cisco Systems, was mostly flat, gaining 0.1% over the period. Taiwan-based computer maker Acer’s stock fell (–14.4%), as well as that of U.S.-based Seagate Technology (–20.1%), maker of computer hard drives. Japanese precision motor manufacturer Nidec also fell substantially (–22.8%). However, some of our technology holdings bucked the downtrend: Computer maker IBM was up 16.0% and information infrastructure company EMC gained 28.8%; both are based in the United States.

Retail companies, another significant slice of the portfolio at 7.0%, are often sensitive to a slowing economy. Some of our U.S.-based investments suffered, including electronics retailer Best Buy (–12.2%) and retailer Limited Brands (–17.2%). Home improvement retailer Lowe’s Companies recovered a bit, gaining 8.8%, and discount retailer Target was up 7.5%. Osaka-based retailer Takashimaya fell 20.0%, stung by stalled economic growth in Japan.

Media companies make up nearly 5.9% of the fund’s assets, and those holdings — especially U.S. companies — did not overwhelm in the period. Cable operator Comcast rose 1.6%, Time Warner was up 6.1% and News Corp. gained 7.2%, while XM Satellite Radio Holdings fell 19.8%.

Looking ahead

The world economy continues to appear strong, although investors around the world are watching for signs of rising inflation. Central bankers in Europe, Japan and elsewhere have recently raised rates or said they would consider it. The Federal Reserve has indicated there is a possibility for rate increases in the future, and higher interest rates and the accompanying higher borrowing costs could put a damper on a U.S. economic resurgence. While mindful of these warning signs, we remain cautiously optimistic about the prospects for the global economy.

Through our deep fundamental research into information and services companies, we have found many interesting opportunities for investment. We continue to invest the way we always have: from the bottom up, valuing each company on its merits and its prospects for long-term success. We thank you for your trust and confidence in The New Economy Fund.

Cordially,

/s/ Gordon Crawford

Gordon Crawford
Vice Chairman of the Board

/s/ Timothy D. Armour

Timothy D. Armour
President

June 10, 2007

For current information about the fund, visit americanfunds.com.

Other share class results

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2007
(the most recent calendar quarter):

	1 year	5 years	Life of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	+17.97%	+12.87%	+0.09%
Not reflecting CDSC	+22.97%	+13.12%	+0.09%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+21.90%	+13.07%	+5.54%
Not reflecting CDSC	+22.90%	+13.07%	+5.54%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+23.92%	+13.97%	+6.39%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+16.74%	+12.61%	+9.39%
Not reflecting maximum sales charge	+23.84%	+13.96%	+10.61%

Class 529-B shares†— first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	+17.78%	+12.70%	+10.00%
Not reflecting CDSC	+22.78%	+12.95%	+10.12%

Class 529-C shares†— first sold 2/21/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+21.79%	+12.96%	+10.40%
Not reflecting CDSC	+22.79%	+12.96%	+10.40%

Class 529-E shares*†— first sold 3/15/02	+23.46%	+13.57%	+9.10%

Class 529-F shares*†— first sold 10/11/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+24.09%	—	+20.37%

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, May 31, 2007
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Percent
of net
Industry group diversification	assets

Banks	10.66%
Software & services	9.70
Telecommunication services	7.82
Health care equipment & services	7.16
Retailing	6.97
Other industries	49.16
Short-term securities & other assets less liabilities	8.53
[end pie chart]

Country diversification (percent of net assets)

United States	54.19%
Euro Zone	12.71
United Kingdom	3.10
India	2.96
South Korea	2.84
Taiwan	2.19
Hong Kong	1.80
Japan	1.70
Mexico	1.30
Other countries	8.68
Short-term securities & other assets less liabilities	8.53
Total	100.0%

	Shares	Market	Percent
		value	of net
Common stocks - 91.39%		(000)	assets

Banks - 10.66%
Freddie Mac	1,830,000	$122,226	1.27%
Société Générale	500,275	97,439	1.01
Erste Bank der oesterreichischen Sparkassen AG (1)	1,148,500	90,071	.93
HDFC Bank Ltd.	3,000,000	85,302	.89
ICICI Bank Ltd.	3,660,000	83,352	.86
Wells Fargo & Co.	2,200,000	79,398	.82
UniCredito Italiano SpA (Germany)	6,750,000	63,107
UniCredito Italiano SpA (Italy)	1,700,000	15,955	.82
Pusan Bank	5,160,000	78,435	.81
Other securities		313,747	3.25
		1,029,032	10.66

Software & services - 9.70%
Google Inc., Class A (1)	494,000	245,888	2.55
Microsoft Corp.	5,080,000	155,804	1.61
Symantec Corp. (1)	5,000,000	99,950	1.03
Oracle Corp. (1)	4,870,000	94,381	.98
Tencent Holdings Ltd.	17,052,000	73,587	.76
Other securities		267,054	2.77
		936,664	9.70

Telecommunication services - 7.82%
Telephone and Data Systems, Inc.	931,100	57,635
Telephone and Data Systems, Inc., Special Common Shares	931,100	54,004	1.16
Sprint Nextel Corp., Series 1	4,730,000	108,080	1.12
DiGi.Com Bhd.	13,124,400	80,361	.83
Qwest Communications International Inc. (1)	7,578,817	77,986	.81
Bharti Airtel Ltd. (1)	3,600,000	75,751	.78
Other securities		301,245	3.12
		755,062	7.82

Health care equipment & services - 7.16%
Medtronic, Inc.	1,555,000	82,679	.86
Zimmer Holdings, Inc. (1)	900,000	79,254	.82
Smith & Nephew PLC	6,196,500	76,064	.79
Aetna Inc.	1,205,000	63,781	.66
C. R. Bard, Inc.	750,000	63,308	.65
Kyphon Inc. (1)	1,230,000	58,413	.60
Other securities		268,164	2.78
		691,663	7.16

Retailing - 6.97%
Target Corp.	2,550,000	159,196	1.65
Lowe's Companies, Inc.	3,550,000	116,511	1.21
Stockmann Oyj, Class B	1,600,000	76,709	.79
Liberty Media Holding Corp., Liberty Interactive, Series A (1)	2,690,000	65,179	.68
Other securities		255,233	2.64
		672,828	6.97

Media - 5.87%
Time Warner Inc.	5,500,000	117,535	1.22
News Corp., Class A	3,502,815	77,377	.80
Other securities		371,607	3.85
		566,519	5.87

Technology hardware & equipment - 5.78%
Cisco Systems, Inc. (1)	4,329,200	116,542	1.21
Nokia Corp.	4,230,000	115,796	1.20
Other securities		326,174	3.37
		558,512	5.78

Semiconductors & semiconductor equipment - 5.17%
Intel Corp.	5,400,000	119,718	1.24
Texas Instruments Inc.	2,050,000	72,488	.75
MEMC Electronic Materials, Inc. (1)	1,000,000	60,780	.63
Other securities		246,088	2.55
		499,074	5.17

Pharmaceuticals, biotechnology & life sciences - 4.56%
Bayer AG	1,314,000	94,549	.98
Roche Holding AG	475,000	87,196	.90
Other securities		259,049	2.68
		440,794	4.56

Energy - 4.34%
Schlumberger Ltd.	2,450,000	190,781	1.98
FMC Technologies, Inc. (1)	1,150,000	86,940	.90
Smith International, Inc.	1,350,000	74,939	.78
Baker Hughes Inc.	800,000	65,984	.68
		418,644	4.34

Diversified financials - 2.87%
Capital One Financial Corp.	1,050,000	83,769	.87
Citigroup Inc.	1,000,000	54,490	.56
Other securities		139,244	1.44
		277,503	2.87

Transportation - 2.69%
Ryanair Holdings PLC (ADR) (1)	1,749,800	72,249	.75
Other securities		187,899	1.94
		260,148	2.69

Consumer services - 2.68%
Las Vegas Sands Corp. (1)	1,000,000	78,020	.81
Other securities		180,543	1.87
		258,563	2.68

Utilities - 2.60%
Veolia Environnement	1,083,200	90,633	.94
Other securities		160,693	1.66
		251,326	2.60

Commercial services & supplies - 2.21%
Monster Worldwide, Inc. (1)	2,100,000	99,141	1.03
Other securities		114,063	1.18
		213,204	2.21

Insurance - 1.67%
American International Group, Inc.	1,613,985	116,756	1.21
Other securities		44,665	.46
		161,421	1.67

Food & staples retailing - 1.58%
Other securities		152,697	1.58

Consumer durables & apparel - 0.87%
Other securities		83,589	.87

Capital goods - 0.77%
Boart Longyear Ltd. (1)	24,769,230	44,860
Boart Longyear Ltd. (1) (2)	15,230,770	27,585	.75
Other securities		2,319	.02
		74,764	.77

Other - 0.43%
Other securities		41,033	.43

MISCELLANEOUS - 4.99%
Other common stocks in initial period of acquisition		482,163	4.99

Total common stocks (cost: $6,264,044,000)		8,825,203	91.39

Convertible securities - 0.08%

Other - 0.08%
Other securities		7,887	.08

Total convertible securities (cost: $6,487,000)		7,887	.08

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 8.42%	(000)	(000)	assets

Procter & Gamble International Funding S.C.A. 5.21%-5.23% due 6/12-8/3/2007 (2)	$151,255	150,548	1.56
CAFCO LLC 5.24%-5.25% due 6/4-7/6/2007 (2)	100,500	100,185
Citigroup Funding Inc. 5.24% due 7/9/2007	50,000	49,721	1.55
AT&T Inc. 5.22%-5.24% due 6/18-7/19/2007 (2)	58,700	58,422	.61
International Lease Finance Corp. 5.20% due 6/21/2007	10,000	9,969	.10
Other securities		444,464	4.60

Total short-term securities (cost: $813,272,000)		813,309	8.42

Total investment securities (cost: $7,083,803,000)		9,646,399	99.89
Other assets less liabilities		10,676	.11

Net assets		$9,657,075	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

"Miscellaneous" and "Other securities" include securities (with aggregate value of $150,353,000), which were valued under fair value procedures adopted by authority of the board of trustees.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.

Further details on the fund's affiliated-company
holding and related transactions during the six months ended May 31, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliate at 5/31/07
Apria Healthcare Group Inc. (3)	2,200,000	-	1,957,900	242,100	-	-

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $695,584,000, which represented 7.20% of the net assets of the fund.
(3) Unaffiliated issuer at 5/31/2007.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at May 31, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $7,083,803)		$9,646,399
Cash denominated in non-U.S. currencies
(cost: $360)		360
Cash		60
Receivables for:
Sales of investments	$23,460
Sales of fund's shares	8,446
Dividends and interest	12,060	43,966
		9,690,785
Liabilities:
Payables for:
Purchases of investments	13,691
Repurchases of fund's shares	9,027
Investment advisory services	2,916
Services provided by affiliates	5,760
Deferred trustees' compensation	1,152
Other	1,164	33,710
Net assets at May 31, 2007		$9,657,075

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,917,155
Undistributed net investment income		41,579
Undistributed net realized gain		136,841
Net unrealized appreciation		2,561,500
Net assets at May 31, 2007		$9,657,075

Shares of beneficial interest issued and outstanding - unlimited shares authorized (333,275 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(*)

Class A	$8,269,454	284,638	$29.05
Class B	227,083	8,135	27.92
Class C	181,067	6,523	27.76
Class F	418,914	14,504	28.88
Class 529-A	96,599	3,336	28.96
Class 529-B	15,607	554	28.17
Class 529-C	31,545	1,120	28.17
Class 529-E	5,261	183	28.74
Class 529-F	2,752	95	28.95
Class R-1	11,739	414	28.33
Class R-2	104,318	3,672	28.41
Class R-3	103,732	3,608	28.75
Class R-4	53,713	1,853	28.98
Class R-5	135,291	4,640	29.16
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $30.82 and $30.73, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended May 31, 2007	(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $6,836)	$65,951
Interest	18,385	$84,336

Fees and expenses(*):
Investment advisory services	18,238
Distribution services	12,821
Transfer agent services	4,877
Administrative services	919
Reports to shareholders	226
Registration statement and prospectus	227
Postage, stationery and supplies	557
Trustees' compensation	271
Auditing and legal	37
Custodian	545
State and local taxes	105
Other	88
Total fees and expenses before reimbursements/waivers	38,911
Less reimbursements/waivers of fees and expenses:
Investment advisory services	1,824
Administrative services	39
Total fees and expenses after reimbursements/waivers		37,048
Net investment income		47,288

Net realized gain and unrealized
appreciation on investments
and non-U.S. currency:
Net realized gain (loss) on:
Investments (including $21,325 net gain from affiliate)	289,136
Non-U.S. currency transactions	(847)	288,289
Net unrealized appreciation (depreciation) on:
Investments	604,052
Non-U.S. currency translations	(184)	603,868
Net realized gain and
unrealized appreciation
on investments and non-U.S. currency		892,157
Net increase in net assets resulting
from operations		$939,445

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended May 31,	November 30,
	2007*	2006
Operations:
Net investment income	$47,288	$63,883
Net realized gain on investments and
non-U.S. currency transactions	288,289	474,632
Net unrealized appreciation
on investments and non-U.S. currency translations	603,868	638,119
Net increase in net assets
resulting from operations	939,445	1,176,634

Dividends paid to shareholders from net investment income	(60,709)	(47,995)

Net capital share transactions	96,856	(205,365)

Total increase in net assets	975,592	923,274

Net assets:
Beginning of period	8,681,483	7,758,209
End of period (including
undistributed net investment income: $41,579 and $55,000, respectively)	$9,657,075	$8,681,483

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                            unaudited

1.	Organization and significant accounting policies

Organization– The New Economy Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation– Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders– Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation– Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.	Non-U.S. investments

Investment risk – The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation– Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended May 31, 2007, there were no non-U.S. taxes paid on realized gains. As of May 31, 2007, non-U.S. taxes provided on unrealized gains were $1,047,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gain are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$56,012
Capital loss carryforward expiring 2011*	(151,404)
*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while the capital loss carryforwards remains.

As of May 31, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$2,759,584
Gross unrealized depreciation on investment securities	(197,031)
Net unrealized appreciation on investment securities	2,562,553
Cost of investment securities	7,083,846

Ordinary income distributions paid to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended May 31, 2007	Year ended November 30, 2006
Class A	$55,786	$45,629
Class B	102	-
Class C	167	36
Class F	2,158	807
Class 529-A	573	344
Class 529-B	1	-
Class 529-C	23	-
Class 529-E	20	12
Class 529-F	18	7
Class R-1	25	6
Class R-2	100	32
Class R-3	349	188
Class R-4	288	218
Class R-5	1,099	716
Total	$60,709	$47,995

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services– The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily.  These fees are based on a declining series of annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended May 31, 2007, total investment advisory services fees waived by CRMC were $1,824,000. As a result, the fee shown on the accompanying financial statements of $18,238,000, which was equivalent to an annualized rate of 0.402%, was reduced to $16,414,000, or 0.362% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of May 31, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended May 31, 2007, the total administrative services fees paid by CRMC were $348 and $39,000 for Class R-1 R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended May 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$9,565	$4,749	Not applicable	Not applicable	Not applicable
Class B	1,072	128	Not applicable	Not applicable	Not applicable
Class C	779	Included in administrative services	$117	$18	Not applicable
Class F	423		163	37	Not applicable
Class 529-A	83		49	8	$43
Class 529-B	71		8	2	7
Class 529-C	136		16	4	14
Class 529-E	12		3	-*	2
Class 529-F	-		1	-*	1
Class R-1	49		6	3	Not applicable
Class R-2	352		65	164	Not applicable
Class R-3	221		58	42	Not applicable
Class R-4	58		25	2	Not applicable
Class R-5	Not applicable		59	2	Not applicable
Total	$12,821	$4,877	$570	$282	$67
* Amount less than one thousand.

Deferred trustees’ compensation– Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $271,000, shown on the accompanying financial statements, includes $169,000 in current fees (either paid in cash or deferred) and a net increase of $102,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends			Repurchases*		Net (decrease) increase
	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2007
Class A	$407,736	14,911	$53,126	1,986		$(604,966)	(22,085)	$(144,104)	(5,188)
Class B	13,438	510	99	4		(14,355)	(544)	(818)	(30)
Class C	41,709	1,590	161	6		(12,979)	(494)	28,891	1,102
Class F	162,082	5,979	2,013	76		(26,738)	(980)	137,357	5,075
Class 529-A	16,077	591	573	21		(3,276)	(120)	13,374	492
Class 529-B	1,502	56	1	-	†	(388)	(14)	1,115	42
Class 529-C	6,086	229	23	1		(1,072)	(41)	5,037	189
Class 529-E	884	32	20	1		(330)	(12)	574	21
Class 529-F	694	26	18	-	†	(64)	(2)	648	24
Class R-1	3,584	133	24	1		(1,160)	(43)	2,448	91
Class R-2	22,613	845	100	4		(12,906)	(482)	9,807	367
Class R-3	32,352	1,193	349	13		(13,827)	(509)	18,874	697
Class R-4	15,346	562	286	11		(6,415)	(235)	9,217	338
Class R-5	19,492	704	1,042	39		(6,098)	(220)	14,436	523
Total net increase
(decrease)	$743,595	27,361	$57,835	2,163		$(704,574)	(25,781)	$96,856	3,743

Year ended November 30, 2006
Class A	$653,097	26,937	$43,554	1,851		$(1,114,532)	(46,210)	$(417,881)	(17,422)
Class B	22,735	975	-	-		(28,150)	(1,212)	(5,415)	(237)
Class C	44,990	1,934	35	2		(20,711)	(901)	24,314	1,035
Class F	138,188	5,583	755	32		(28,310)	(1,169)	110,633	4,446
Class 529-A	18,635	772	344	15		(4,216)	(176)	14,763	611
Class 529-B	2,231	95	-	-		(467)	(20)	1,764	75
Class 529-C	7,053	299	-	-		(1,282)	(54)	5,771	245
Class 529-E	1,066	45	12	-	†	(287)	(12)	791	33
Class 529-F	854	36	7	-	†	(119)	(5)	742	31
Class R-1	4,939	210	6	-	†	(1,525)	(64)	3,420	146
Class R-2	31,792	1,344	32	2		(17,631)	(747)	14,193	599
Class R-3	36,225	1,507	188	8		(19,033)	(788)	17,380	727
Class R-4	16,534	686	218	9		(12,638)	(524)	4,114	171
Class R-5	31,564	1,285	670	29		(12,188)	(504)	20,046	810
Total net increase
(decrease)	$1,009,903	41,708	$45,821	1,948		$(1,261,089)	(52,386)	$(205,365)	(8,730)

* Includes exchanges between share classes of the fund.
† Amount less than one thousand.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,228,003,000 and $1,509,646,000, respectively, during the six months ended May 31, 2007.

Financial highlights(1)

			Income (loss) from investment operations(2)				Dividends and distributions

		Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)		Distributions (from capital gains)	Total dividends and distributions		Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income (loss) to average net assets	(4)
Class A:
Six months ended 5/31/2007	(5)	$26.41	$.15		$2.68	$2.83	$(.19)		-	$(.19)		$29.05	10.79%	$8,269.81%			(6)	.77%	(6)	1.08%	(6)
Year ended 11/30/2006		22.98	.20		3.38	3.58	(.15)		-	(.15)		26.41	15.65	7,654.82				.78		.83
Year ended 11/30/2005		20.27	.15		2.63	2.78	(.07)		-	(.07)		22.98	13.79	7,061.83				.79		.73
Year ended 11/30/2004		18.11	.06		2.11	2.17	(.01)		-	(.01)		20.27	12.00	6,938.84				.84		.32
Year ended 11/30/2003		14.94	.01		3.16	3.17	-		-	-		18.11	21.22	6,671.89				.89		.09
Year ended 11/30/2002		18.01	-	(7)	(3.07)	(3.07)	-		-	-		14.94	(17.05)	5,883.89				.89		(.01)
Class B:
Six months ended 5/31/2007	(5)	25.30	.04		2.59	2.63	(.01)		-	(.01)		27.92	10.41	227		1.57	(6)	1.53	(6)	.33	(6)
Year ended 11/30/2006		22.05	.01		3.24	3.25	-		-	-		25.30	14.74	207		1.59		1.55		.06
Year ended 11/30/2005		19.52	(.01)		2.54	2.53	-		-	-		22.05	12.96	185		1.60		1.57		(.05)
Year ended 11/30/2004		17.57	(.08)		2.03	1.95	-		-	-		19.52	11.10	172		1.62		1.62		(.45)
Year ended 11/30/2003		14.61	(.11)		3.07	2.96	-		-	-		17.57	20.26	144		1.68		1.68		(.70)
Year ended 11/30/2002		17.75	(.12)		(3.02)	(3.14)	-		-	-		14.61	(17.69)	104		1.69		1.69		(.79)
Class C:
Six months ended 5/31/2007	(5)	25.18	.04		2.57	2.61	(.03)		-	(.03)		27.76	10.38	181		1.62	(6)	1.58	(6)	.33	(6)
Year ended 11/30/2006		21.96	-	(7)	3.23	3.23	(.01)		-	(.01)		25.18	14.70	136		1.64		1.60		.01
Year ended 11/30/2005		19.46	(.02)		2.52	2.50	-		-	-		21.96	12.85	96		1.65		1.61		(.09)
Year ended 11/30/2004		17.52	(.09)		2.03	1.94	-		-	-		19.46	11.07	76		1.66		1.65		(.47)
Year ended 11/30/2003		14.57	(.11)		3.06	2.95	-		-	-		17.52	20.25	51		1.69		1.69		(.73)
Year ended 11/30/2002		17.70	(.12)		(3.01)	(3.13)	-		-	-		14.57	(17.68)	26		1.70		1.70		(.77)
Class F:
Six months ended 5/31/2007	(5)	26.28	.16		2.66	2.82	(.22)		-	(.22)		28.88	10.81	419.81			(6)	.77	(6)	1.19	(6)
Year ended 11/30/2006		22.88	.19		3.37	3.56	(.16)		-	(.16)		26.28	15.63	248.83				.79		.81
Year ended 11/30/2005		20.19	.15		2.62	2.77	(.08)		-	(.08)		22.88	13.77	114.86				.83		.70
Year ended 11/30/2004		18.07	.06		2.09	2.15	(.03)		-	(.03)		20.19	11.89	72.89				.88		.32
Year ended 11/30/2003		14.91	.01		3.15	3.16	-		-	-		18.07	21.19	40.91				.91		.04
Year ended 11/30/2002		17.98	-	(7)	(3.07)	(3.07)	-		-	-		14.91	(17.08)	15.95				.95		(.02)
Class 529-A:
Six months ended 5/31/2007	(5)	26.34	.14		2.68	2.82	(.20)		-	(.20)		28.96	10.76	97.88			(6)	.84	(6)	1.06	(6)
Year ended 11/30/2006		22.93	.19		3.37	3.56	(.15)		-	(.15)		26.34	15.61	75.85				.81		.80
Year ended 11/30/2005		20.24	.14		2.63	2.77	(.08)		-	(.08)		22.93	13.74	51.87				.84		.69
Year ended 11/30/2004		18.11	.06		2.10	2.16	(.03)		-	(.03)		20.24	11.96	35.87				.86		.33
Year ended 11/30/2003		14.93	.02		3.16	3.18	-		-	-		18.11	21.30	20.85				.85		.11
Period from 2/15/2002 to 11/30/2002		17.14	-	(7)	(2.21)	(2.21)	-		-	-		14.93	(12.89)	8		1.00	(6)	1.00	(6)	.02	(6)
Class 529-B:
Six months ended 5/31/2007	(5)	25.54	.03		2.60	2.63	-	(7)	-	-	(7)	28.17	10.31	16		1.69	(6)	1.65	(6)	.23	(6)
Year ended 11/30/2006		22.28	(.02)		3.28	3.26	-		-	-		25.54	14.63	13		1.72		1.68		(.07)
Year ended 11/30/2005		19.76	(.04)		2.56	2.52	-		-	-		22.28	12.75	10		1.76		1.72		(.20)
Year ended 11/30/2004		17.82	(.11)		2.05	1.94	-		-	-		19.76	10.89	7		1.78		1.78		(.58)
Year ended 11/30/2003		14.83	(.13)		3.12	2.99	-		-	-		17.82	20.16	4		1.81		1.81		(.86)
Period from 2/19/2002 to 11/30/2002		16.76	(.09)		(1.84)	(1.93)	-		-	-		14.83	(11.52)	1		1.84	(6)	1.84	(6)	(.82)	(6)
Class 529-C:
Six months ended 5/31/2007	(5)	25.55	.03		2.61	2.64	(.02)		-	(.02)		28.17	10.36	31		1.69	(6)	1.65	(6)	.25	(6)
Year ended 11/30/2006		22.30	(.01)		3.26	3.25	-		-	-		25.55	14.57	24		1.71		1.67		(.06)
Year ended 11/30/2005		19.77	(.04)		2.57	2.53	-		-	-		22.30	12.80	15		1.75		1.71		(.18)
Year ended 11/30/2004		17.83	(.11)		2.05	1.94	-		-	-		19.77	10.88	10		1.77		1.76		(.57)
Year ended 11/30/2003		14.84	(.13)		3.12	2.99	-		-	-		17.83	20.15	5		1.80		1.80		(.84)
Period from 2/21/2002 to 11/30/2002		16.55	(.09)		(1.62)	(1.71)	-		-	-		14.84	(10.33)	2		1.80	(6)	1.80	(6)	(.78)	(6)
Class 529-E:
Six months ended 5/31/2007	(5)	26.11	.10		2.65	2.75	(.12)		-	(.12)		28.74	10.58	5		1.18	(6)	1.14	(6)	.75	(6)
Year ended 11/30/2006		22.75	.11		3.34	3.45	(.09)		-	(.09)		26.11	15.22	4		1.18		1.14		.47
Year ended 11/30/2005		20.09	.07		2.61	2.68	(.02)		-	(.02)		22.75	13.37	3		1.22		1.18		.35
Year ended 11/30/2004		18.01	(.01)		2.09	2.08	-		-	-		20.09	11.55	2		1.23		1.23		(.03)
Year ended 11/30/2003		14.91	(.05)		3.15	3.10	-		-	-		18.01	20.79	1		1.25		1.25		(.30)
Period from 3/15/2002 to 11/30/2002		18.26	(.02)		(3.33)	(3.35)	-		-	-		14.91	(18.35)	-	(8)	1.25	(6)	1.25	(6)	(.23)	(6)
Class 529-F:
Six months ended 5/31/2007	(5)	26.34	.17		2.68	2.85	(.24)		-	(.24)		28.95	10.90	3.68			(6)	.64	(6)	1.28	(6)
Year ended 11/30/2006		22.92	.23		3.36	3.59	(.17)		-	(.17)		26.34	15.77	2.68				.64		.97
Year ended 11/30/2005		20.20	.16		2.63	2.79	(.07)		-	(.07)		22.92	13.84	1.81				.77		.76
Year ended 11/30/2004		18.09	.04		2.09	2.13	(.02)		-	(.02)		20.20	11.79	1.98				.98		.23
Year ended 11/30/2003		14.94	(.01)		3.16	3.15	-		-	-		18.09	21.08	-	(8)	1.00		1.00		(.04)
Period from 10/11/2002 to 11/30/2002		12.30	-	(7)	2.64	2.64	-		-	-		14.94	21.46	-	(8)	.14		.14		(.03)

Class R-1:
Six months ended 5/31/2007	(5)	$25.74	$.04		$2.62	$2.66	$(.07)		-	$(.07)		$28.33	10.38%	$12		1.63%	(6)	1.58%	(6)	.34%	(6)
Year ended 11/30/2006		22.47	-	(7)	3.30	3.30	(.03)		-	(.03)		25.74	14.72	8		1.64		1.58		.01
Year ended 11/30/2005		19.90	(.02)		2.59	2.57	-		-	-		22.47	12.91	4		1.70		1.61		(.09)
Year ended 11/30/2004		17.92	(.08)		2.06	1.98	-		-	-		19.90	11.05	2		1.76		1.65		(.44)
Year ended 11/30/2003		14.90	(.11)		3.13	3.02	-		-	-		17.92	20.27	1		1.96		1.66		(.69)
Period from 6/21/2002 to 11/30/2002		15.45	(.04)		(.51)	(.55)	-		-	-		14.90	(3.56)	-	(8)	1.43		.73		(.28)
Class R-2:
Six months ended 5/31/2007	(5)	25.77	.04		2.63	2.67	(.03)		-	(.03)		28.41	10.37	104		1.68	(6)	1.55	(6)	.33	(6)
Year ended 11/30/2006		22.47	.01		3.30	3.31	(.01)		-	(.01)		25.77	14.74	85		1.81		1.58		.04
Year ended 11/30/2005		19.90	(.01)		2.58	2.57	-		-	-		22.47	12.91	61		1.91		1.58		(.05)
Year ended 11/30/2004		17.92	(.08)		2.06	1.98	-		-	-		19.90	11.05	44		2.03		1.61		(.40)
Year ended 11/30/2003		14.88	(.11)		3.15	3.04	-		-	-		17.92	20.43	21		2.35		1.62		(.68)
Period from 5/31/2002 to 11/30/2002		17.02	(.05)		(2.09)	(2.14)	-		-	-		14.88	(12.57)	3		2.00	(6)	1.63	(6)	(.78)	(6)
Class R-3:
Six months ended 5/31/2007	(5)	26.11	.11		2.65	2.76	(.12)		-	(.12)		28.75	10.60	104		1.17	(6)	1.13	(6)	.78	(6)
Year ended 11/30/2006		22.75	.10		3.34	3.44	(.08)		-	(.08)		26.11	15.18	76		1.22		1.18		.44
Year ended 11/30/2005		20.10	.07		2.61	2.68	(.03)		-	(.03)		22.75	13.35	50		1.24		1.19		.33
Year ended 11/30/2004		18.03	-	(7)	2.07	2.07	-		-	-		20.10	11.48	35		1.26		1.23		(.02)
Year ended 11/30/2003		14.92	(.05)		3.16	3.11	-		-	-		18.03	20.84	17		1.37		1.24		(.29)
Period from 6/25/2002 to 11/30/2002		15.26	(.02)		(.32)	(.34)	-		-	-		14.92	(2.23)	2.61				.54		(.12)
Class R-4:
Six months ended 5/31/2007	(5)	26.34	.15		2.68	2.83	(.19)		-	(.19)		28.98	10.81	54.81			(6)	.77	(6)	1.13	(6)
Year ended 11/30/2006		22.94	.19		3.37	3.56	(.16)		-	(.16)		26.34	15.61	40.86				.82		.79
Year ended 11/30/2005		20.25	.15		2.63	2.78	(.09)		-	(.09)		22.94	13.76	31.86				.82		.70
Year ended 11/30/2004		18.12	.07		2.09	2.16	(.03)		-	(.03)		20.25	11.92	17.86				.85		.34
Year ended 11/30/2003		14.94	.01		3.17	3.18	-		-	-		18.12	21.28	10.88				.88		.09
Period from 7/25/2002 to 11/30/2002		12.85	(.01)		2.10	2.09	-		-	-		14.94	16.26	4.33				.31		(.03)
Class R-5:
Six months ended 5/31/2007	(5)	26.54	.19		2.69	2.88	(.26)		-	(.26)		29.16	10.95	135.54			(6)	.50	(6)	1.39	(6)
Year ended 11/30/2006		23.10	.27		3.38	3.65	(.21)		-	(.21)		26.54	15.94	109.55				.51		1.10
Year ended 11/30/2005		20.37	.21		2.65	2.86	(.13)		-	(.13)		23.10	14.14	76.55				.52		1.02
Year ended 11/30/2004		18.21	.12		2.10	2.22	(.06)		-	(.06)		20.37	12.26	51.55				.55		.62
Year ended 11/30/2003		14.97	.06		3.18	3.24	-		-	-		18.21	21.64	44.56				.56		.41
Period from 5/15/2002 to 11/30/2002		17.58	.03		(2.64)	(2.61)	-		-	-		14.97	(14.85)	31.56			(6)	.56	(6)	.44	(6)

	Six months ended
	May 31,	Year ended November 30
	2007(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	15%	41%	32%	35%	38%	37%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown,
CRMC reduced fees for investment advisory services for all share classes. In addition, during some of the periods shown,
CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.
(8) Amount less than $1 million.

See Notes to Financial Statements

Expense example
                                                                                                                                                              unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006, through May 31, 2007).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered.  You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above.  In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 12/1/2006	Ending account value 5/31/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,107.88	$4.05	.77%
Class A -- assumed 5% return	1,000.00	1,021.09	3.88	.77
Class B -- actual return	1,000.00	1,104.10	8.03	1.53
Class B -- assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class C -- actual return	1,000.00	1,103.77	8.29	1.58
Class C -- assumed 5% return	1,000.00	1,017.05	7.95	1.58
Class F -- actual return	1,000.00	1,108.10	4.05	.77
Class F -- assumed 5% return	1,000.00	1,021.09	3.88	.77
Class 529-A -- actual return	1,000.00	1,107.58	4.41	.84
Class 529-A -- assumed 5% return	1,000.00	1,020.74	4.23	.84
Class 529-B -- actual return	1,000.00	1,103.05	8.65	1.65
Class 529-B -- assumed 5% return	1,000.00	1,016.70	8.30	1.65
Class 529-C -- actual return	1,000.00	1,103.59	8.65	1.65
Class 529-C -- assumed 5% return	1,000.00	1,016.70	8.30	1.65
Class 529-E -- actual return	1,000.00	1,105.83	5.99	1.14
Class 529-E -- assumed 5% return	1,000.00	1,019.25	5.74	1.14
Class 529-F -- actual return	1,000.00	1,108.99	3.37	.64
Class 529-F -- assumed 5% return	1,000.00	1,021.74	3.23	.64
Class R-1 -- actual return	1,000.00	1,103.77	8.29	1.58
Class R-1 -- assumed 5% return	1,000.00	1,017.05	7.95	1.58
Class R-2 -- actual return	1,000.00	1,103.70	8.13	1.55
Class R-2 -- assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class R-3 -- actual return	1,000.00	1,106.04	5.93	1.13
Class R-3 -- assumed 5% return	1,000.00	1,019.30	5.69	1.13
Class R-4 -- actual return	1,000.00	1,108.05	4.05	.77
Class R-4 -- assumed 5% return	1,000.00	1,021.09	3.88	.77
Class R-5 -- actual return	1,000.00	1,109.51	2.63	.50
Class R-5 -- assumed 5% return	1,000.00	1,022.44	2.52	.50

* The “expenses paid during period “are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Offices

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
Four Embarcadero Center
San Francisco, CA 94111-4121

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete May 31, 2007, portfolio of The New Economy Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The New Economy Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
>The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Lit. No. MFGESR-914-0707P

Litho in USA BBC/L/6276-S10069

Printed on recycled paper

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments
[logo – American Funds®]

The New Economy Fund®
Investment portfolio

May 31, 2007

unaudited

Common stocks — 91.39%	Shares	Market value (000)

BANKS — 10.66%
Freddie Mac	1,830,000	$122,226
Société Générale	500,275	97,439
Erste Bank der oesterreichischen Sparkassen AG1	1,148,500	90,071
HDFC Bank Ltd.	3,000,000	85,302
ICICI Bank Ltd.	3,660,000	83,352
Wells Fargo & Co.	2,200,000	79,398
UniCredito Italiano SpA (Germany)	6,750,000	63,107
UniCredito Italiano SpA (Italy)	1,700,000	15,955
Pusan Bank	5,160,000	78,435
Grupo Financiero Banorte, SAB de CV, Series O	8,800,000	41,028
Raiffeisen International Bank Holding AG	254,500	39,782
Kookmin Bank	369,200	33,473
Shinhan Financial Group Co., Ltd.	522,180	32,256
BNP Paribas	262,550	31,850
Banco Bradesco SA, preferred nominative	1,052,934	26,771
Banco Santander Central Hispano, SA	1,369,523	26,308
Sberbank (Savings Bank of the Russian Federation) (GDR)	50,000	20,981
Daegu Bank, Ltd.	1,192,800	19,481
Unibanco-União de Bancos Brasileiros SA, units (GDR)	167,000	18,756
JSC Halyk Bank of Kazakhstan (GDR)	473,000	9,933
JSC Halyk Bank of Kazakhstan (GDR)[2]	115,400	2,423
HSBC Holdings PLC (United Kingdom)	398,812	7,375
Hypo Real Estate Holding AG	48,265	3,330
		1,029,032

SOFTWARE & SERVICES — 9.70%
Google Inc., Class A1	494,000	245,888
Microsoft Corp.	5,080,000	155,804
Symantec Corp.[1]	5,000,000	99,950
Oracle Corp.[1]	4,870,000	94,381
Tencent Holdings Ltd.	17,052,000	73,587
Paychex, Inc.	1,125,000	45,450
NAVTEQ Corp.[1]	964,000	41,288
CNET Networks, Inc.[1]	4,080,000	37,006
eBay Inc.[1]	1,100,000	35,816
Yahoo! Inc.[1]	1,200,000	34,440
Automatic Data Processing, Inc.	465,000	23,110
Affiliated Computer Services, Inc., Class A1	337,400	19,687
Iron Mountain Inc.[1]	600,000	16,494
Novell, Inc.[1]	1,760,000	13,763
		936,664

TELECOMMUNICATION SERVICES — 7.82%
Telephone and Data Systems, Inc.	931,100	57,635
Telephone and Data Systems, Inc., Special Common Shares	931,100	54,004
Sprint Nextel Corp., Series 1	4,730,000	108,080
DiGi.Com Bhd.	13,124,400	80,361
Qwest Communications International Inc.[1]	7,578,817	77,986
Bharti Airtel Ltd.[1]	3,600,000	75,751
Millicom International Cellular SA1	630,000	53,600
MTN Group Ltd.	3,758,800	51,721
Koninklijke KPN NV	3,028,300	51,369
Philippine Long Distance Telephone Co.	465,040	25,718
Philippine Long Distance Telephone Co. (ADR)	299,500	16,865
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	28,559,000	30,916
OJSC Mobile TeleSystems (ADR)	427,300	23,151
NeuStar, Inc., Class A1	650,000	18,889
LG Telecom Ltd.[1]	1,260,253	13,926
América Móvil, SAB de CV, Series L (ADR)	139,500	8,447
Advanced Info Service PCL[3]	2,548,000	6,643
		755,062

HEALTH CARE EQUIPMENT & SERVICES — 7.16%
Medtronic, Inc.	1,555,000	82,679
Zimmer Holdings, Inc.[1]	900,000	79,254
Smith & Nephew PLC	6,196,500	76,064
Aetna Inc.	1,205,000	63,781
C. R. Bard, Inc.	750,000	63,308
Kyphon Inc.[1]	1,230,000	58,413
St. Jude Medical, Inc.[1]	1,200,000	51,228
CIGNA Corp.	250,000	41,907
NuVasive, Inc.[1]	1,480,000	38,421
Express Scripts, Inc.[1]	350,000	35,735
UnitedHealth Group Inc.	600,000	32,862
Cardinal Health, Inc.	360,000	26,086
Advanced Medical Optics, Inc.[1]	511,800	17,964
FoxHollow Technologies, Inc.[1]	750,000	16,950
Apria Healthcare Group Inc.[1]	242,100	7,011
		691,663

RETAILING — 6.97%
Target Corp.	2,550,000	159,196
Lowe’s Companies, Inc.	3,550,000	116,511
Stockmann Oyj, Class B	1,600,000	76,709
Liberty Media Holding Corp., Liberty Interactive, Series A1	2,690,000	65,179
Li & Fung Ltd.	12,000,000	40,260
Expedia, Inc.[1]	1,665,000	40,010
Best Buy Co., Inc.	750,000	36,217
Limited Brands, Inc.	1,373,800	36,062
Tractor Supply Co.[1]	600,000	31,926
Lotte Shopping Co.	70,000	29,129
IAC/InterActiveCorp[1]	381,528	13,201
Williams-Sonoma, Inc.	369,800	12,533
DSG International PLC	3,556,600	11,851
Takashimaya Co., Ltd.	352,000	4,044
		672,828

MEDIA — 5.87%
Time Warner Inc.	5,500,000	117,535
News Corp., Class A	3,502,815	77,377
Comcast Corp., Class A1	2,000,000	54,820
Walt Disney Co.	1,300,000	46,072
British Sky Broadcasting Group PLC	3,335,000	43,580
Vivendi SA	900,000	39,202
XM Satellite Radio Holdings Inc., Class A1	3,100,000	35,898
Arbitron Inc.	670,520	35,108
Discovery Holding Co., Class A1	1,328,000	31,049
E. W. Scripps Co., Class A	600,000	27,372
Schibsted ASA	525,000	25,238
Grupo Televisa, SA, ordinary participation certificates (ADR)	690,000	19,858
SET India Ltd.[1,2,3]	79,866	8,094
Next Media Ltd.	13,136,000	4,205
Mediaset SpA	103,592	1,111
		566,519

TECHNOLOGY HARDWARE & EQUIPMENT — 5.78%
Cisco Systems, Inc.[1]	4,329,200	116,542
Nokia Corp.	4,230,000	115,796
Delta Electronics, Inc.	14,360,000	46,954
International Business Machines Corp.	400,000	42,640
EMC Corp.[1]	2,500,000	42,225
Wistron Corp.	23,715,000	40,063
Advantech Co., Ltd.	11,422,860	34,099
Nidec Corp.	450,000	27,162
Seagate Technology	1,200,000	24,708
Acer Inc.	8,499,660	15,697
AU Optronics Corp.	10,108,620	15,608
LG.Philips LCD Co., Ltd.[1]	323,000	13,389
Flextronics International Ltd.[1]	1,031,534	11,914
Wintek Corp.	12,035,965	11,715
		558,512

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.17%
Intel Corp.	5,400,000	119,718
Texas Instruments Inc.	2,050,000	72,488
MEMC Electronic Materials, Inc.[1]	1,000,000	60,780
Altera Corp.	1,750,000	39,917
Maxim Integrated Products, Inc.	1,200,000	36,900
Siliconware Precision Industries Co., Ltd.	16,859,140	35,219
Samsung Electronics Co., Ltd.	57,500	33,164
Applied Materials, Inc.	1,400,000	26,740
Linear Technology Corp.	600,000	21,534
Hynix Semiconductor Inc.[1]	691,820	21,442
Microchip Technology Inc.	500,000	20,290
Advanced Micro Devices, Inc.[1]	501,600	7,158
Sunplus Technology Co. Ltd.	1,713,222	3,724
		499,074

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.56%
Bayer AG	1,314,000	94,549
Roche Holding AG	475,000	87,196
Novo Nordisk A/S, Class B	520,000	54,757
Bristol-Myers Squibb Co.	1,400,000	42,434
Forest Laboratories, Inc.[1]	750,000	38,032
Millennium Pharmaceuticals, Inc.[1]	3,200,000	34,784
Richter Gedeon NYRT	155,000	31,664
UCB SA	501,960	29,339
Amgen Inc.[1]	325,000	18,307
Merck KGaA	73,965	9,732
		440,794

ENERGY — 4.34%
Schlumberger Ltd.	2,450,000	190,781
FMC Technologies, Inc.[1]	1,150,000	86,940
Smith International, Inc.	1,350,000	74,939
Baker Hughes Inc.	800,000	65,984
		418,644

DIVERSIFIED FINANCIALS — 2.87%
Capital One Financial Corp.	1,050,000	83,769
Deutsche Börse AG	235,000	55,612
Citigroup Inc.	1,000,000	54,490
Bank of New York Co., Inc.	775,000	31,434
JPMorgan Chase & Co.	550,000	28,507
ING Groep NV	531,910	23,691
		277,503

TRANSPORTATION — 2.69%
Ryanair Holdings PLC (ADR)[1]	1,749,800	72,249
JetBlue Airways Corp.[1]	3,900,000	42,042
Cintra, Concesiones de Infraestructuras de Transporte, SA	2,300,000	40,005
Singapore Post Private Ltd.[3]	41,974,000	32,979
Nippon Express Co., Ltd.	4,849,000	28,950
United Parcel Service, Inc., Class B	375,000	26,989
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	182,700	8,978
Brisa Auto-Estradas de Portugal SA	598,000	7,956
		260,148

CONSUMER SERVICES — 2.68%
Las Vegas Sands Corp.[1]	1,000,000	78,020
Carnival Corp., units	1,100,000	55,484
William Hill PLC	3,891,740	48,697
OSI Restaurant Partners, Inc.	900,000	36,630
Shangri-La Asia Ltd.	12,364,000	32,140
OPAP (Greek Organization of Football Prognostics) SA	198,710	7,592
		258,563

UTILITIES — 2.60%
Veolia Environnement	1,083,200	90,633
RWE AG	340,000	38,511
Electric Power Development Co., Ltd.	647,400	29,294
Electricity Generating PCL[3]	9,011,000	27,106
Hong Kong and China Gas Co. Ltd.	11,046,200	23,113
E.ON AG	113,000	18,572
Tokyo Gas Co., Ltd.	2,220,000	10,939
Reliance Energy Ltd.[1]	510,002	6,800
NTPC Ltd.	1,619,000	6,358
		251,326

COMMERCIAL SERVICES & SUPPLIES — 2.21%
Monster Worldwide, Inc.[1]	2,100,000	99,141
Rentokil Initial PLC	12,000,000	40,806
Corporate Express NV	2,000,000	26,097
Robert Half International Inc.	700,000	24,598
United Stationers Inc.[1]	336,300	22,562
		213,204

INSURANCE — 1.67%
American International Group, Inc.	1,613,985	116,756
Admiral Group PLC	1,254,922	24,275
XL Capital Ltd., Class A	250,000	20,390
		161,421

FOOD & STAPLES RETAILING — 1.58%
Walgreen Co.	1,200,000	54,156
Wal-Mart de México, SAB de CV, Series V	12,400,000	46,886
Costco Wholesale Corp.	560,000	31,623
Tesco PLC	1,350,000	12,262
Seven & I Holdings Co., Ltd.	268,800	7,770
		152,697

CONSUMER DURABLES & APPAREL — 0.87%
Cyrela Brazil Realty SA, ordinary nominative	2,700,000	35,096
Burberry Group PLC	2,515,000	34,034
SEGA SAMMY HOLDINGS INC.	786,000	14,459
		83,589

CAPITAL GOODS — 0.77%
Boart Longyear Ltd.[1]	24,769,230	44,860
Boart Longyear Ltd.[1,2]	15,230,770	27,585
Hi-P International Ltd.[3]	3,885,000	2,319
		74,764

MATERIALS — 0.37%
Nitto Denko Corp.	718,000	35,673

REAL ESTATE — 0.06%
AEON Mall Co., Ltd.	148,000	5,360

MISCELLANEOUS — 4.99%
Other common stocks in initial period of acquisition		482,163

Total common stocks (cost: $6,264,044,000)		8,825,203

	Shares or
Convertible securities — 0.08%	principal amount

TELECOMMUNICATION SERVICES — 0.08%
Time Warner Telecom Inc. 2.375% convertible debentures 2026	$6,400,000	7,880

SOFTWARE & SERVICES — 0.00%
ProAct Technologies Corp., Series C, convertible preferred[1,2,3]	3,500,000	7

Total convertible securities (cost: $6,487,000)		7,887

	Principal amount	Market value
Short-term securities — 8.42%	(000)	(000)

Procter & Gamble International Funding S.C.A. 5.21%–5.23% due 6/12–8/3/2007[2]	$151,255	$150,548
CAFCO LLC 5.24%–5.25% due 6/4–7/6/2007[2]	100,500	100,185
Citigroup Funding Inc. 5.24% due 7/9/2007	50,000	49,721
AT&T Inc. 5.22%–5.24% due 6/18–7/19/2007[2]	58,700	58,422
Clipper Receivables Co., LLC 5.25%–5.31% due 6/1/2007[2]	55,000	54,990
Ranger Funding Co. LLC 5.24%–5.245% due 6/5–6/13/2007[2]	54,100	54,032
Fannie Mae 5.115%–5.12% due 7/20–8/1/2007	52,600	52,184
Wal-Mart Stores Inc. 5.17%–5.18% due 7/24–8/14/2007[2]	46,300	45,933
Three Pillars Funding LLC 5.25%–5.26% due 6/1–8/14/2007[2]	40,000	39,834
Edison Asset Securitization LLC 5.24% due 7/23/2007[2]	33,200	32,946
Caterpillar Financial Services Corp. 5.23% due 6/7/2007	29,400	29,371
IBM Capital Inc. 5.22% due 6/26/2007[2]	25,000	24,906
Hershey Co. 5.20% due 6/11/2007[2]	24,100	24,062
Kimberly-Clark Worldwide Inc. 5.20%–5.21% due 6/4–6/27/2007[2]	22,400	22,352
Abbott Laboratories 5.215% due 7/9/2007[2]	18,700	18,594
Coca-Cola Co. 5.19% due 7/10/2007[2]	17,000	16,902
Chevron Funding Corp. 5.21% due 6/1/2007	11,400	11,398
International Lease Finance Corp. 5.20% due 6/21/2007	10,000	9,969
Medtronic Inc. 5.20% due 6/18/2007[2]	7,300	7,281
Honeywell International Inc. 5.23% due 7/18/2007[2]	5,700	5,660
Federal Home Loan Bank 5.135% due 6/20/2007	3,200	3,191
Triple-A One Funding Corp. 5.23% due 8/22/2007[2]	838	828

Total short-term securities (cost: $813,272,000)		813,309

Total investment securities (cost: $7,083,803,000)		9,646,399
Other assets less liabilities		10,676

Net assets		$9,657,075

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $695,584,000, which represented 7.20% of the net assets of the fund.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $150,353,000.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-914-0707O-S6926

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a committee on governance comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the committee on governance of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee on governance.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 8, 2007

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: August 8, 2007